Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As previously discussed in the CD&A above, our Compensation Committee has focused on implementing executive compensation plans with the goal of tying our NEOs’ realized compensation to the achievement of Gulfport’s financial, operational, and strategic objectives, and aligning executive pay with changes in the value of our shareholders’ returns. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.

	Summary Compensation Table Total for PEO1(1) (Tim Cutt) (b)	Summary Compensation Table Total for PEO2(1) (David Wood) (b)	Compensation Actually Paid to PEO1 (Tim Cutt) (c)	Compensation Actually Paid to PEO2 (David Wood) (c)	Average Summary Compensation Table Total for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs (e)	Value of initial fixed $100 Investment based on:(2)		Net Income ($mm) (h)	Adj. Free Cash Flow(3) (i)
Year (a)							Total Shareholder Return (f)	Peer Total Shareholder Return (g)
2022	$6,447,544	n/a	$5,787,951	n/a	$ 974,218(4)	$1,232,477(4)	$101	$162	$ 495	$241
2021	$3,823,399	$8,942,980	$4,153,397	$8,930,695	$4,004,438(5)	$4,214,026(5)	$ 99	$116	($ 113)	$361
2020	n/a	$2,773,653	n/a	$1,110,896	$1,092,898(6)	$ 261,907(6)	n/a	n/a	($1,625)	$ 41

(1)   The Company had two CEOs during 2021. Effective May 17th, 2021, Mr. Wood left his position of Chief Executive Officer and President of the Company and Mr. Cutt was appointed as Interim Chief Executive Officer and Chairman of the Board and assumed the role of Chief Executive Officer and Chairman of the Board on September 2, 2021.

(2)   TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Oil & Gas Exploration & Production Index. (add to TSR and Peer TSR).

(3)   Adjusted Free Cash Flow is a non-GAAP measure defined as net cash provided by operating activities from the Company’s Consolidated Statement of Cash Flows less the sum of changes in operating assets and liabilities included in the operating activities section of the Consolidated Statement of Cash Flows less non-recurring general and administrative and other expenses from the Consolidated Statement of Operations less incurred capital expenditures and capitalized expenses. Adjusted Free Cash Flow was calculated assuming realized commodity pricing received throughout the year was consistent with the forward curve pricing used to set the approved Adjusted Free Cash Flow Metric in March of 2022.

(4)   The non-PEO NEOs during 2022 were Messrs Buese, Craine, Sluiter and Zitkus.

(5)   The non-PEO NEOs during 2021 were Messrs Buese, Craine, Sluiter, Robert J. Moses, Quentin Hicks and Donnie Moore.

(6)   The non-PEO NEOs during 2020 were Messrs Craine, Sluiter, Hicks and Moore.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” (CAP) as reported in the Pay versus Performance Table. The following table details these adjustments:

	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments			Equity Award Adjustments
Year			Deduct change in pension value ($)	Pension service cost adjustment ($)	Prior service cost adjustment ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)	Dividends & Interest Accrued ($)
2022	PEO1	6,447,544	N/A	N/A	N/A	(4,546,228)	3,684,198	202,438	N/A
	PEO2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	Other NEOs	974,218	N/A	N/A	N/A	(82,636)	66,967	273,928	N/A
2021	PEO1	3,823,399	N/A	N/A	N/A	(2,788,998)	3,118,996	0	N/A
	PEO2	8,942,980	N/A	N/A	N/A	0	0	(12,285)	N/A
	Other NEOs	4,004,438	N/A	N/A	N/A	(1,735,147)	1,949,967	(5,233)	N/A
2020	PEO1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	PEO2	2,773,653	N/A	N/A	N/A	(315,761)	33,600	(1,380,596)	N/A
	Other NEOs	1,092,898	N/A	N/A	N/A	(86,361)	9,190	(753,819)	N/A

Named Executive Officers, Footnote [Text Block]		The Company had two CEOs during 2021. Effective May 17th, 2021, Mr. Wood left his position of Chief Executive Officer and President of the Company and Mr. Cutt was appointed as Interim Chief Executive Officer and Chairman of the Board and assumed the role of Chief Executive Officer and Chairman of the Board on September 2, 2021.
Peer Group Issuers, Footnote [Text Block]		TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Oil & Gas Exploration & Production Index. (add to TSR and Peer TSR).
Non-PEO NEO Average Total Compensation Amount		$ 974,218	[1]	$ 4,004,438	[2]	$ 1,092,898	[3]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,232,477	[1]	4,214,026	[2]	261,907	[3]
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The Company believes that the three key financial performance measures most relevant to linking pay and performance over the long term are, in no particular order, Adjusted Free Cash Flow, Net Income and TSR. The following three tables describe the link between those metrics and “compensation actually paid” (CAP) to our CEO and other NEOs in 2022 to Company performance.

Total Shareholder Return Amount	[4]	$ 101		99
Peer Group Total Shareholder Return Amount	[4]	162		116
Net Income (Loss)		$ 495,000,000		(113,000,000)		1,625,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	$ 6,447,544		3,823,399			[4]
PEO Actually Paid Compensation Amount		5,787,951		4,153,397
PEO1 [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO1 [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO1 [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO1 [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,546,228)		(2,788,998)
PEO1 [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,684,198		3,118,996
PEO1 [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		202,438		0
PEO1 [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			8,942,980		2,773,653
PEO Actually Paid Compensation Amount				8,930,695		1,110,896
PEO2 [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO2 [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO2 [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO2 [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0		(315,761)
PEO2 [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0		33,600
PEO2 [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(12,285)		(1,380,596)
PEO2 [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjusted Free Cash Flow [Member]
Pay vs Performance Disclosure [Table]
Company Selected Measure Amount	[6]	241		361		41
Other NEOs [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 974,218		$ 4,004,438		$ 1,092,898
Other NEOs [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Other NEOs [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Other NEOs [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Other NEOs [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(82,636)		(1,735,147)		(86,361)
Other NEOs [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		66,967		1,949,967		9,190
Other NEOs [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		273,928		(5,233)		(753,819)
Other NEOs [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The non-PEO NEOs during 2022 were Messrs Buese, Craine, Sluiter and Zitkus.
[2]	The non-PEO NEOs during 2021 were Messrs Buese, Craine, Sluiter, Robert J. Moses, Quentin Hicks and Donnie Moore.
[3]	The non-PEO NEOs during 2020 were Messrs Craine, Sluiter, Hicks and Moore.
[4]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Oil & Gas Exploration & Production Index. (add to TSR and Peer TSR).
[5]	The Company had two CEOs during 2021. Effective May 17th, 2021, Mr. Wood left his position of Chief Executive Officer and President of the Company and Mr. Cutt was appointed as Interim Chief Executive Officer and Chairman of the Board and assumed the role of Chief Executive Officer and Chairman of the Board on September 2, 2021.
[6]	Adjusted Free Cash Flow is a non-GAAP measure defined as net cash provided by operating activities from the Company’s Consolidated Statement of Cash Flows less the sum of changes in operating assets and liabilities included in the operating activities section of the Consolidated Statement of Cash Flows less non-recurring general and administrative and other expenses from the Consolidated Statement of Operations less incurred capital expenditures and capitalized expenses. Adjusted Free Cash Flow was calculated assuming realized commodity pricing received throughout the year was consistent with the forward curve pricing used to set the approved Adjusted Free Cash Flow Metric in March of 2022.